UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                   DATE OF REPORTING PERIOD: JANUARY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                JANUARY 31, 2017
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.2%
--------------------------------------------------------------------------------
                                                    SHARES               VALUE
                                                    ------               -----
CONSUMER DISCRETIONARY -- 11.1%
  Del Frisco's Restaurant Group* .................. 32,277           $   564,848
  IAC ............................................. 14,751             1,015,016
  Lithia Motors, ClA ..............................  5,430               559,942
  National CineMedia .............................. 17,396               255,025
  Oxford Industries ...............................  9,330               513,337
  SeaWorld Entertainment ..........................  9,990               180,919
  Six Flags Entertainment ......................... 12,918               769,654
                                                                     -----------
                                                                       3,858,741
                                                                     -----------
CONSUMER STAPLES -- 2.3%
  MGP Ingredients ................................. 18,760               795,237
                                                                     -----------
ENERGY -- 3.7%
  Callon Petroleum* ............................... 62,050               948,124
  World Fuel Services .............................  7,527               334,801
                                                                     -----------
                                                                       1,282,925
                                                                     -----------
FINANCIALS -- 23.2%
  BGC Partners, ClA ............................... 93,378             1,033,694
  Cardinal Financial .............................. 24,740               775,847
  Columbia Banking System ......................... 29,675             1,179,878
  FirstCash ....................................... 15,591               665,736
  MB Financial .................................... 28,693             1,277,699
  Pacific Premier* ................................ 13,350               525,323
  PacWest Bancorp ................................. 27,861             1,543,499
  SLM* ............................................ 44,220               525,333
  South State .....................................  5,985               535,059
                                                                     -----------
                                                                       8,062,068
                                                                     -----------
HEALTH CARE -- 6.7%
  Air Methods* .................................... 15,727               561,454
  Chemed ..........................................  3,480               577,993
  Ligand Pharmaceuticals* ......................... 11,192             1,186,464
                                                                     -----------
                                                                       2,325,911
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                JANUARY 31, 2017
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES               VALUE
                                                    ------               -----
INDUSTRIALS -- 18.7%
  Advisory Board * ................................  7,730           $   351,715
  BWX Technologies, ClW ........................... 27,771             1,152,219
  CBIZ * .......................................... 63,603               833,199
  Genesee & Wyoming, ClA * ........................ 14,572             1,098,146
  Kaman ........................................... 17,001               859,061
  KAR Auction Services ............................ 28,473             1,296,945
  Teledyne Technologies * .........................  6,166               757,616
  TriMas * ........................................  7,904               168,355
                                                                     -----------
                                                                       6,517,256
                                                                     -----------
INFORMATION TECHNOLOGY -- 12.3%
  ACI Worldwide * ................................. 35,896               696,382
  CommerceHub, ClA * ..............................  8,360               122,808
  CommerceHub, ClC * .............................. 20,510               299,036
  Convergys . ..................................... 11,003               273,095
  CTS . ........................................... 19,032               409,188
  j2 Global . .....................................  8,945               749,680
  Match Group * ................................... 10,210               177,348
  PDF Solutions * ................................. 48,096             1,082,641
  Silicon Motion Technology ADR . ................. 12,280               480,148
                                                                     -----------
                                                                       4,290,326
                                                                     -----------
MATERIALS -- 4.0%
  Silgan Holdings ................................. 14,606               854,597
  Valvoline . ..................................... 23,430               542,405
                                                                     -----------
                                                                       1,397,002
                                                                     -----------
REAL ESTATE -- 11.7%
  Bluerock Residential Growth, ClA REIT ........... 21,476               280,906
  Colony Starwood Homes REIT ...................... 19,108               600,947
  EPR Properties REIT .............................  2,350               173,829
  Hersha Hospitality Trust, ClA REIT . ............ 16,853               336,891
  Howard Hughes * .................................  9,624             1,026,015
  Medical Properties Trust REIT . ................. 64,956               828,189
  New York REIT . ................................. 77,274               768,876
  Physicians Realty Trust REIT . ..................  4,230                78,467
                                                                     -----------
                                                                       4,094,120
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                JANUARY 31, 2017
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES               VALUE
                                                    ------               -----
TELECOMMUNICATION SERVICES -- 0.5%
  Boingo Wireless * ............................... 14,193           $   166,058
                                                                     -----------
  TOTAL COMMON STOCK
    (Cost $29,922,131) ............................                   32,789,644
                                                                     -----------
 SHORT-TERM INVESTMENT(A) -- 4.7%
  SEI Daily Income Trust Government Fund,
  Cl F, 0.420%
    (Cost $1,638,043)                            1,638,043             1,638,043
                                                                     -----------
TOTAL INVESTMENTS-- 98.9%
    (Cost $31,560,174)+ ...........................                  $34,427,687
                                                                     -----------

     PERCENTAGES ARE BASED ON NET ASSETS OF $34,795,838.
(A)  THE REPORTING RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2017.
*    NON-INCOME PRODUCING SECURITY.
+ AT JANUARY 31, 2017, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $31,560,174, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,127,846 AND $(260,333) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATE- MENTS.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

AS OF JANUARY 31, 2017, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1, IN ACCORDANCE WITH THE AUTHORITATIVE GUIDANCE ON FAIR VALUE MEASUREMENTS AND DISCLOSURE UNDER U.S. GAAP.

FOR THE PERIOD ENDED JANUARY 31, 2017, THERE WERE NO TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES. FOR THE PERIOD ENDED JANUARY 31, 2017, THERE WERE NO LEVEL 3 SECURITIES.

CAR-QH-001-0600

Item 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II

By (Signature and Title)                      /s/ Michael Beattie
                                              -------------------
                                              Michael Beattie
                                              President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Michael Beattie
                                              -------------------
                                              Michael Beattie
                                              President

Date: March 31, 2017


By (Signature and Title)                      /s/ Stephen Connors
                                              ---------------------------
                                              Stephen Connors
                                              Treasurer, Controller & CFO

Date: March 31, 2017